Share-based Payments Arrangement - CHTSC's Outstanding Stock Options (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at end of the year	4,500
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at end of the year	$ 19.085
Weighted average exercise price, Option exercisable at end of the year	$ 0
Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Number of options, Options granted	4,500
Number of options, Options outstanding at end of the year	4,500
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Weighted average exercise price, Options granted	19.085
Weighted-average exercise price, Options outstanding at end of the year	19.085
Weighted average exercise price, Option exercisable at end of the year	$ 0